Temporary Equity and Stockholders' Deficiency (Details Narrative) - USD ($)				3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 28, 2020	Sep. 02, 2020	Feb. 18, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Sep. 03, 2020	Dec. 31, 2017
Common stock, shares authorized				150,000,000		150,000,000		150,000,000	80,000,000	150,000,000
Foreign currency translation adjustments				$ (17,837)	$ 365,350	$ 400,686	$ 730,767	$ 710,386	$ (2,314,409)
Options [Member]
Number of stock options to purchase of shares granted						1,535,000		4,489,890	2,830,000
Share based compensation				56,413	105,178	$ 262,670	$ 331,680	$ 432,187	$ 716,249
Employee service share-based compensation, nonvested awards, compensation not yet recognized, stock options				$ 862,823		$ 862,823		$ 1,143,412
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, period for recognition						2 years 7 months 28 days		2 years 8 months 9 days
Number of stock options outstanding				9,209,586		9,209,586		9,550,640	9,499,265		9,234,265
2018 Plan [Member]
Number of stock options to purchase of shares granted	1,535,000
Options exercise price	$ 0.605
Vesting percentage	25.00%
Stock option vesting period	3 years
Number of stock option granted, value	$ 263,642
Weighted average estimated fair value of the stock options granted						$ 0.17	$ 0.13
2018 GGI Options [Member]
Number of stock options to purchase of shares granted								6,595,000
Number of stock options outstanding				2,280,000		2,280,000
One Year Warrant [Member]
Number of warrants to purchase common stock				7,653,276		7,653,276
Exercise price of warrants				$ 0.34		$ 0.34
Series B Preferred Stock [Member]
Shares issued, price per share				$ 10		$ 10			$ 10.00
Cumulative cash dividends annual rate						8.00%
Dividends earned				$ 181,281	$ 181,746	$ 540,217	$ 539,311
Dividends payable				$ 82,772		82,772
Preferred stock, amount of cumulative dividends in arrears						$ 1,804,578		$ 1,264,361	$ 546,355
Investors [Member]
Number of shares issued		3,706,805				413,530
Number of shares issued for sales				3,532,941		3,532,941
Number of shares issued for sales, value				$ 1,201,200		$ 1,201,200
Number of shares issued, value						$ 140,600
Shareholder [Member] | Series B Preferred Stock [Member]
Number of shares repurchased			1,600
Shares issued, price per share			$ 10
Payment of accrued dividends			$ 2,451
Employees [Member]
Number of stock options to purchase of shares granted	1,135,000
Board of Directors [Member]
Dividends earned									$ 474,719
Number of stock options to purchase of shares granted	300,000
Consultants [Member]
Number of stock options to purchase of shares granted	100,000